UNCONSOLIDATED STRUCTURED ENTITIES (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets of the entities	$ 168,790,594	$ 164,427,089
Total assets in relation to the Bank's interests in the unconsolidated structured entities	6,004,085	4,508,101
The Bank's maximum exposure	6,004,085	4,508,101
Fees income	478,701	473,561
Fair value through profit or loss | Investments
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to the Bank's interests in the unconsolidated structured entities	110,026	154,397
Fair value through other comprehensive income | Investments
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to the Bank's interests in the unconsolidated structured entities	42,864	142,400
Loans and Advances
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to the Bank's interests in the unconsolidated structured entities	5,851,195	4,211,304
Securitisation
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets of the entities	1,661,019	2,405,326
Total assets in relation to the Bank's interests in the unconsolidated structured entities	152,890	296,797
The Bank's maximum exposure	152,890	296,797
Fees income	6,936	8,756
Securitisation | Fair value through profit or loss | Investments
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to the Bank's interests in the unconsolidated structured entities	110,026	154,397
Securitisation | Fair value through other comprehensive income | Investments
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to the Bank's interests in the unconsolidated structured entities	42,864	142,400
The Bank's managed funds
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets of the entities	167,129,575	162,021,763
Total assets in relation to the Bank's interests in the unconsolidated structured entities	5,851,195	4,211,304
The Bank's maximum exposure	5,851,195	4,211,304
Fees income	471,765	464,805
The Bank's managed funds | Loans and Advances
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to the Bank's interests in the unconsolidated structured entities	$ 5,851,195	$ 4,211,304